Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	€ 51.8	€ 46.8	€ 46.8	€ 113.7
Acquisitions through business combinations, other provisions		1.9
Provision used	16.8	9.6
Release of provision	7.1	8.5
Restructuring
Disclosure of other provisions [line items]
Provisions	12.9	7.4	12.3	12.3
Provision used	10.4	6.7
Release of provision	0.0	1.5
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Provisions	0.0	1.2	1.9	68.8
Provision used	0.5	0.9
Release of provision	0.7	0.0
Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	6.6	6.9	5.8	5.8
Provision used	0.0	0.0
Release of provision	0.4	1.3
Contingent consideration
Disclosure of other provisions [line items]
Provisions	0.0	0.0	1.5	1.5
Provision used	0.0	1.5
Release of provision	0.0	0.0
Other provision
Disclosure of other provisions [line items]
Provisions	32.3	31.3	€ 25.3	€ 25.3
Acquisitions through business combinations, other provisions		1.9
Provision used	5.9	0.5
Release of provision	6.0	5.7
Asset retirement obligation [Member]
Disclosure of other provisions [line items]
Provisions	6.1	6.0
Goodfella's Pizza [Member] | indemnification asset liability with customers
Disclosure of other provisions [line items]
Provisions	4.4	6.6
Italy | Other provision
Disclosure of other provisions [line items]
Provisions	4.7	4.7
Aunt Bessie's [Member] [Member] | Other provision
Disclosure of other provisions [line items]
Provisions	1.9	1.9
Restricted Shares | Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	€ 6.6	€ 8.3